Financial Instruments - Schedule of Estimated Fair Value and Carrying Value of Partnership's Financial Instruments on Recurring and Non-Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 16a)	$ 292,475	$ 253,291	$ 205,188	$ 222,864	$ 205,188
Long-term debt	(1,558,484)	(1,831,396)
Obligations related to finance leases (note 5a)	1,376,011	1,410,904
Carrying Amount Asset (Liability)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans to equity-accounted joint ventures (note 7)	125,641	126,546
Carrying Amount Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(212,088)	(345,824)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 16a)	292,475	253,291
Carrying Amount Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5a)	1,376,011	1,410,904
Carrying Amount Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,346,396)	(1,485,572)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	2,210
Interest rate swap agreements – liabilities	(81,488)	(50,447)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – liabilities	(46,179)	(42,104)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contracts	0	(202)
Fair Value Asset (Liability) | Level 1 | Public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(212,749)	(358,005)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash (note 16a)	292,475	253,291
Fair Value Asset (Liability) | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Obligations related to finance leases (note 5a)	1,475,031	1,434,910
Fair Value Asset (Liability) | Level 2 | Non-public
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,348,032)	(1,474,208)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	0	2,210
Interest rate swap agreements – liabilities	(81,488)	(50,447)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross-currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross currency swap agreements – liabilities	(46,179)	(42,104)
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign Exchange Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreign Currency Contracts	$ 0	$ (202)